Trade Payables and Other - Detailed Information about Trade and Other Payables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	€ 0		€ 0
Fixed assets payables	0		0
Employees' entitlements	0		0
Taxes payable other than income tax	0		0
Deferred revenue			34
Contract liabilities	9	€ 32
Other payables	18		20
Total Other	27		54
Total Trade payables and other	27		54
Trade payables	685		717
Fixed assets payables	30		27
Employees' entitlements	160		159
Taxes payable other than income tax	16		12
Deferred revenue			10
Contract liabilities	68	€ 51
Other payables	9		5
Total Other	283		213
Total Trade payables and other	€ 968		€ 930